Equity	12 Months Ended
Sep. 30, 2021
Equity
Equity

Note 12 — Equity

Common stock

On September 12, 2020, the authorized share capital of the Company was increased from 20,000,000 ordinary shares of $0.001 par value each to 200,000,000 ordinary shares of $0.001 par value each.On July 22, 2021, the authorized share capital of the Company was increased from 200,000,000 ordinary shares of $0.001 par value each to 600,000,000 ordinary shares of $0.001 par value each.

During the year ended September 30, 2021, the Company issued 7,439,886 ordinary shares at $1.15 per ordinary share for a gross proceeds of $8,555,869 and offering costs of $808,967 in April 2021, 161,000,000 ordinary shares at $0.30 per ordinary share for a gross proceeds of $48.3 million and offering costs of $4,215,831 in May 2021, 93,111,717 ordinary shares at $0.22 per ordinary share and 275,150,000 warrants without expiry date at $0.2199 per warrant at an exercise price of $0.0001 for a gross proceeds of $81,009,763 and offering costs of $6,811,246 in September 2021 to the investors. The net proceeds from the issuance of ordinary shares and warrants were $126,010,538 and $19,050, respectively. Each warrant is exercisable for one ordinary share of the Company. During the year ended September 30, 2021, 275,150,000 warrants were exercised for 275,114,477 common stock of the Company for a total proceed of $19,050.

Warrants

A summary of the status of the Company’s outstanding warrants as of September 30, 2021 and 2020 and changes during the years then ended are presented below:

				Weighted
		Weighted		average
	Number	average	Total	remaining
	of	exercise	intrinsic	contractual
	warrants	price	value	life (in years)
Outstanding as of September 30, 2019	919,808	$6.62	$1,232,543-	3.1
Issued	692,886	$2.00	455,365	2.6
Outstanding as of September 30, 2020	1,612,694	$2.00	1,059,862	2.1
Issued	275,150,000	$0.0001	127,229,360	—
Exercised	(275,150,000)	$0.0001	(127,229,360)	—
Outstanding as of September 30, 2021	1,612,694	$0.22	$391,078	1.1
Warrants exercisable as of September 30, 2021	1,612,694	$0.22	$391,078	1.1

On March 29, 2021, May 4, 2021 and September 20, 2021, the Company adjusted the warrant exercise price of the Investor Warrants and the Placement Agent Warrants to $1.15, $0.30 and $0.22 per Ordinary Share according to the terms of these warrants, respectively. The Company measured the modified warrants of each date and recognized a fair value totaled of $455,264.

The fair value of the warrants has been estimated using Black-Scholes option pricing model. Inherent in the assumptions related to expected stock price volatility, expected life, risk-free interest rate and dividend yield as presented below:

	For the Years Ended September 30,
	2021			2020			2019
Exercise price	$0.22	-	$0.30	$2.00	-	$7.183	$6.53	-	$7.183
Stock Price	$0.21	-	$1.08	$0.68	-	$0.72			$5.50
Term (in years)	1.14	-	1.59	2.31	-	2.64			4.00
Volatility	108.36%	-	146.04%	99.55%	-	113.25%			72.57%
Risk-free interest rate	0.06%	-	0.14%	0.16%	-	0.58%			2.94%
Dividend yield			—			—			—

Note 12 — Equity (Continued)

Warrants (Continued)

The fair value of the Investor Warrants and Placement Agent Warrants was computed using the Black-Scholes option-pricing model. Variables used in the option-pricing model include (1) risk-free interest rate of 2.94% at the date of grant, (2) expected warrant life of 4 years, (3) expected volatility of 72.57%, and (4) expected dividend yield of 0.

Share incentive plan

The Company established a pool for shares and share options for employees. This pool contains shares and options to purchase 1,168,000 ordinary shares, equal to 10% of the number of ordinary shares outstanding at the conclusion of the initial public offering. Subject to approval by the Compensation Committee of our Board of Directors, the Company may grant shares or options in any percentage determined for a particular grant. Any options granted will vest at a rate of 20% per year for five years and have a per share exercise price equal to the fair market value of one of ordinary shares on the date of grant. For the year ended September 30, 2021, 596,600 ordinary shares were issued to four employees and $805,410 was accounted as share-based compensation expense in general and administration expenses. As of September 30, 2021, the remaining ordinary shares available to be issued are 571,400.

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory surplus reserve are required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of September 30, 2021 and September 30, 2020, the balance of the required statutory reserves was $973,555 and $972,092, respectively.

Noncontrolling interest

The Company’s noncontrolling interest of 3.85%in Forest Food consists of the following:

	As of	As of
	September 30,	September 30,
	2021	2020
Paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation gain (loss) attributed to noncontrolling interest	14,588	(33,828)
Net loss attributed to noncontrolling interest	(13,496)	(11,520)
Total noncontrolling interest	$916,506	$869,981